Convertible Debt (Details Narrative)	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€)
Convertible Debentures	$ 2,083,000		$ 3,268,000	€ 1,794,600	€ 6,801,165
Broker Fee | $	427,314
Common stock issued with debt | $			$ 582,486
Warrants fair value | $	2,929,712
Conversion feature of the convertible debentures, intrinsic Value | $	2,585,055
Debt Discount | $	6,524,567
Convertible Debentures [Member]
Princpal	1,185,000			€ 5,367,400
Interest	133,959	€ 791,861
Issuance of common shares | $	1,866,528
February 2018 Private Placement [Member]
Debenture carrying value, note payable | $	$ 1,000
Interest rate	10.00%	10.00%
Maturity date	Feb. 25, 2020	Feb. 25, 2020
Warrants to purchase shares	31.25			31.25
Initial Warrant price | $ / shares	$ 5.00
Resticted common stock, shares	20	20
Proceeds from private placement	$ 521,900	€ 670,000
Shares issued for warrants, shares	20,938	20,938
Shares issued for private placement, shares	13,875	13,875
Price per share | $ / shares	$ 3.20
Warrant price | $ / shares	$ 4.00
April 2018 Private Placement [Member]
Debenture carrying value, note payable | $	$ 1,000
Interest rate	10.00%	10.00%
Maturity date	Apr. 30, 2020	Apr. 30, 2020
Warrants to purchase shares	31.25			31.25
Initial Warrant price | $ / shares	$ 5.00
Resticted common stock, shares	20	20
Proceeds from private placement	$ 105,200	€ 135,000
Shares issued for warrants, shares	4,218.75	4,218.75
Shares issued for private placement, shares	2,700	2,700
Price per share | $ / shares	$ 3.20
Warrant price | $ / shares	$ 4.00
April 19, 2018 Private Placement [Member]
Debenture carrying value, note payable | $	$ 1,000
Interest rate	10.00%	10.00%
Maturity date	Apr. 19, 2020	Apr. 19, 2020
Warrants to purchase shares	31.25			31.25
Initial Warrant price | $ / shares	$ 5.00
Resticted common stock, shares	20	20
Proceeds from private placement	$ 1,118,600	€ 1,436,000
Shares issued for warrants, shares	44,875	44,875
Shares issued for private placement, shares	28,720	28,720
May 11, 2018 Private Placement [Member]
Debenture carrying value, note payable | $	$ 1,000
Interest rate	10.00%	10.00%
Maturity date	May 11, 2020	May 11, 2020
Warrants to purchase shares	31.25			31.25
Initial Warrant price | $ / shares	$ 5.00
Resticted common stock, shares	20	20
Proceeds from private placement	$ 102,000	€ 131,000
Shares issued for warrants, shares	4,093.75	4,093.75
Shares issued for private placement, shares	2,620	2,620
Price per share | $ / shares	$ 3.20
Warrant price | $ / shares	$ 4.00
May 31, 2018 Private Placement [Member]
Private Placement , units	7,500	7,500
Debenture carrying value, note payable	$ 1,000			€ 1,000
Interest rate	10.00%	10.00%
Maturity date	May 31, 2020	May 31, 2020
Warrants to purchase shares	26			26
Initial Warrant price | $ / shares	$ 135.25
Resticted common stock, shares	20	20
Price per share | $ / shares	$ 104.60